Disclosure of leases and similar arrangements - Rental Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases1 [Abstract]
Rental income	$ 564	$ 643	$ 771